RISK MANAGEMENT - Structural interest rate risk - Financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 271,975,564	$ 231,392,733
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	270,466,363	230,335,997
Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,487,024	21,738,593
Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	128,808,608	103,251,205
Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	44,472,496	40,766,645
Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,807,418	18,815,407
Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	57,890,817	45,764,147
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	270,466,363	230,335,997
Customer deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	211,841,597	175,491,421
Customer deposits | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	211,841,597	175,491,421
Checking accounts | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	51,198,284	42,449,702
Checking accounts | Financial liabilities at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,954,364	21,274,823
Checking accounts | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	30,243,920	21,174,879
Time deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	83,559,188	73,225,189
Time deposits | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,240,632	10,514,186
Time deposits | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	32,810,863	29,426,123
Time deposits | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	16,138,426	15,525,670
Time deposits | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	22,369,267	17,759,210
Saving deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	76,551,465	59,352,760
Saving deposits | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	76,551,465	59,352,760
Other deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	532,660	463,770
Other deposits | Financial liabilities at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	532,660	463,770
Financial obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	58,624,766	54,844,576
Financial obligations | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	58,624,766	54,844,576
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,179,644	9,240,479
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,109,198	8,414,438
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,066,552	75,543
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,894
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		750,498
Leases contracts | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,025,733	3,033,502
Leases contracts | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	26,413	93,438
Leases contracts | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	121,753	130,472
Leases contracts | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	128,407	158,021
Leases contracts | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,749,160	2,651,571
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	16,628,784	16,769,842
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,282,920	2,249,132
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,574,251	6,367,707
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	890,090	2,335,725
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,881,523	5,817,278
Long-term debt | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	27,760,797	21,918,268
Long-term debt | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	851,368	276,735
Long-term debt | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,858,141	3,567,489
Long-term debt | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	468,618	680,677
Long-term debt | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,582,670	17,393,367
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,029,808	3,882,485
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,502,692	1,175,637
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,040,936	1,199,311
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	177,983	115,314
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,308,197	$ 1,392,223